SCHEDULE OF DERIVATIVE LIABILITY (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rates minimum	4.49%
Risk free interest rates maximum	5.47%
Expected volatility minimum	192.00%
Expected volatility maximum	253.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life	6 months	4 years 3 months 21 days
Risk free interest rates		2.41%
Expected volatility		287.20%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life	2 years 6 months 3 days	5 years 9 months 7 days
Risk free interest rates		2.42%
Expected volatility		313.60%